NON-CONTROLLING INTERESTS - Rollforward of Participating Non-controlling Interests (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of subsidiaries [line items]
Capital contributions	$ 344	$ 587	$ 511	$ 1,581
Return of capital	(151)		(167)
Disposal	35	26	35	414
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Beginning balance			18,863
Net income (loss)	41	167	66	352
Other comprehensive income (loss)			(826)
Capital contributions	344	587	511	1,581
Return of capital	(151)		(167)
Disposal	35	$ 26	35	$ 414
Distributions			(351)
Other			38
Ending balance	18,099		18,099
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning balance			75
Net income (loss)			22
Other comprehensive income (loss)			0
Capital contributions			0
Return of capital			0
Disposal			21
Distributions			(22)
Other			(1)
Ending balance	53		$ 53
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			78.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning balance			$ 2,463
Net income (loss)			(3)
Other comprehensive income (loss)			(116)
Capital contributions			0
Return of capital			0
Disposal			14
Distributions			(33)
Other			0
Ending balance	2,297		$ 2,297
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			43.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			60.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning balance			$ 3,214
Net income (loss)			4
Other comprehensive income (loss)			(132)
Capital contributions			0
Return of capital			0
Disposal			0
Distributions			(73)
Other			3
Ending balance	3,016		$ 3,016
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			23.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Beginning balance			$ 2,411
Net income (loss)			32
Other comprehensive income (loss)			(127)
Capital contributions			63
Return of capital			(12)
Disposal			0
Distributions			(17)
Other			10
Ending balance	2,360		$ 2,360
Interests held by third parties			75.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund V
Disclosure of subsidiaries [line items]
Beginning balance			$ 917
Net income (loss)			(9)
Other comprehensive income (loss)			(54)
Capital contributions			53
Return of capital			(142)
Disposal			0
Distributions			(33)
Other			3
Ending balance	735		$ 735
Interests held by third parties			72.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund I
Disclosure of subsidiaries [line items]
Beginning balance			$ 3,682
Net income (loss)			(31)
Other comprehensive income (loss)			(159)
Capital contributions			313
Return of capital			(13)
Disposal			0
Distributions			(3)
Other			52
Ending balance	3,841		$ 3,841
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund I | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			77.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund I | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			80.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Beginning balance			$ 296
Net income (loss)			5
Other comprehensive income (loss)			0
Capital contributions			3
Return of capital			0
Disposal			0
Distributions			(12)
Other			31
Ending balance	323		$ 323
Interests held by third parties			54.00%
Participating non-controlling interests – in operating subsidiaries | Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Beginning balance			$ 1,288
Net income (loss)			14
Other comprehensive income (loss)			(39)
Capital contributions			0
Return of capital			0
Disposal			0
Distributions			(27)
Other			(1)
Ending balance	1,235		$ 1,235
Interests held by third parties			50.00%
Participating non-controlling interests – in operating subsidiaries | The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning balance			$ 122
Net income (loss)			11
Other comprehensive income (loss)			0
Capital contributions			0
Return of capital			0
Disposal			0
Distributions			0
Other			0
Ending balance	133		$ 133
Interests held by third parties			25.00%
Participating non-controlling interests – in operating subsidiaries | Isagen institutional investors
Disclosure of subsidiaries [line items]
Beginning balance			$ 2,704
Net income (loss)			25
Other comprehensive income (loss)			(209)
Capital contributions			0
Return of capital			0
Disposal			0
Distributions			(114)
Other			0
Ending balance	2,406		$ 2,406
Interests held by third parties			53.00%
Participating non-controlling interests – in operating subsidiaries | Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Beginning balance			$ 18
Net income (loss)			0
Other comprehensive income (loss)			(1)
Capital contributions			0
Return of capital			0
Disposal			0
Distributions			(1)
Other			(1)
Ending balance	15		$ 15
Interests held by third parties			0.30%
Participating non-controlling interests – in operating subsidiaries | Other
Disclosure of subsidiaries [line items]
Beginning balance			$ 1,673
Net income (loss)			(4)
Other comprehensive income (loss)			11
Capital contributions			79
Return of capital			0
Disposal			0
Distributions			(16)
Other			(58)
Ending balance	$ 1,685		$ 1,685
Participating non-controlling interests – in operating subsidiaries | Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			0.30%
Participating non-controlling interests – in operating subsidiaries | Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%